Disaggregated Revenues - Schedule of Breakdown of Gross Profit and Gross Profit Margin (Details) - Gross Profit Margin [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 2,309,218	$ 2,489,995	$ 1,671,117
Cost of revenue	691,984	547,630	352,962
Gross profit	$ 1,617,234	$ 1,942,365	$ 1,318,155
Gross profit margin	70.00%	78.00%	78.90%
Customized software solutions [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 1,119,210	$ 1,813,678	$ 841,511
Cost of revenue	117,252	185,087	122,759
Gross profit	$ 1,001,958	$ 1,628,591	$ 718,752
Gross profit margin	89.50%	89.80%	85.40%
White label software [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 748,770	$ 382,527	$ 766,211
Cost of revenue	361,619	205,055	212,611
Gross profit	$ 387,151	$ 177,472	$ 553,600
Gross profit margin	51.70%	46.40%	72.30%
Subscription services [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 441,238	$ 293,790	$ 63,395
Cost of revenue	213,113	157,488	17,592
Gross profit	$ 228,125	$ 136,302	$ 45,803
Gross profit margin	51.70%	46.40%	72.30%